Capital commitments	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Capital commitments	Capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at December 31, 2025	As at December 31, 2024
	€m	€m
Property, plant and equipment	22.4	19.5
Intangible assets	2.8	3.2
Total	25.2	22.7